UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  11/30

Date of reporting period: 2/28/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2010 (Unaudited)

DWS Dreman Small Cap Value Fund

	Shares	Value ($)
Common Stocks 95.9%
Consumer Discretionary 10.0%
Diversified Consumer Services 0.9%
Regis Corp. (a)	1,218,150	20,136,020
Hotels Restaurants & Leisure 2.9%
Brinker International, Inc. (a)	1,257,350	22,770,608
International Speedway Corp. "A" (a)	792,850	21,177,024
LIFE TIME FITNESS, Inc.* (a)	746,875	18,940,750

		62,888,382
Household Durables 2.1%
Helen of Troy Ltd.* (a)	869,000	21,003,730
Jarden Corp.	736,225	23,603,373

		44,607,103
Leisure Equipment & Products 1.1%
JAKKS Pacific, Inc.* (a) (b)	1,847,705	22,819,157
Specialty Retail 0.9%
RadioShack Corp. (a)	983,580	19,238,825
Textiles, Apparel & Luxury Goods 2.1%
Hanesbrands, Inc.* (a)	906,425	23,503,600
Wolverine World Wide, Inc. (a)	779,075	21,479,098

		44,982,698
Consumer Staples 7.5%
Beverages 0.9%
Central European Distribution Corp.* (a)	598,425	19,957,474
Food & Staples Retailing 1.9%
Nash Finch Co. (a)	565,375	19,940,776
Ruddick Corp. (a)	701,525	20,554,683

		40,495,459
Food Products 2.8%
Corn Products International, Inc. (a)	677,375	22,068,877
Del Monte Foods Co. (a)	1,826,000	21,400,720
Ralcorp Holdings, Inc.*	238,500	15,934,185

		59,403,782
Tobacco 1.9%
Universal Corp. (a)	424,200	22,503,810
Vector Group Ltd. (a)	1,284,587	18,536,590

		41,040,400
Energy 7.3%
Energy Equipment & Services 2.7%
Atwood Oceanics, Inc.* (a)	622,925	20,843,070
Cal Dive International, Inc.*	2,913,850	20,542,643
Superior Energy Services, Inc.*	826,975	17,093,573

		58,479,286
Oil, Gas & Consumable Fuels 4.6%
Contango Oil & Gas Co.* (a)	393,375	20,282,415
Forest Oil Corp.* (a)	795,275	21,551,953
St. Mary Land & Exploration Co. (a)	536,875	17,491,388
Tesoro Corp. (a)	1,526,932	18,201,029
W&T Offshore, Inc. (a)	2,254,648	19,863,449

		97,390,234
Financials 18.9%
Capital Markets 2.6%
Investment Technology Group, Inc.* (a)	910,400	15,495,008
Raymond James Financial, Inc. (a)	762,200	19,710,492
Waddell & Reed Financial, Inc. "A"	666,293	21,907,714

		57,113,214
Commercial Banks 1.9%
Bank of Hawaii Corp. (a)	447,700	18,897,417
FirstMerit Corp. (a)	1,009,805	21,347,278

		40,244,695
Consumer Finance 1.1%
Cash America International, Inc. (a)	614,366	23,548,649
Insurance 6.9%
Allied World Assurance Co. Holdings Ltd.	456,220	21,031,742
Argo Group International Holdings Ltd.	782,619	21,780,287
Aspen Insurance Holdings Ltd.	741,900	20,966,094
Endurance Specialty Holdings Ltd. (a)	572,100	22,002,966
Hanover Insurance Group, Inc. (a)	484,050	20,402,708
Platinum Underwriters Holdings Ltd.	551,175	20,608,433
Protective Life Corp. (a)	1,155,108	21,207,783

		148,000,013
Real Estate Investment Trusts 5.3%
Alexandria Real Estate Equities, Inc. (REIT) (a)	343,200	21,147,984
Anworth Mortgage Asset Corp. (REIT) (a)	2,968,350	20,066,046
CBL & Associates Properties, Inc. (REIT) (a)	2,064,575	24,547,797
Hospitality Properties Trust (REIT)	1,113,300	24,459,201
HRPT Properties Trust (REIT) (a)	3,300,775	23,171,440

		113,392,468
Thrifts & Mortgage Finance 1.1%
Washington Federal, Inc. (a)	1,192,525	23,242,312
Health Care 9.5%
Health Care Equipment & Supplies 1.9%
Inverness Medical Innovations, Inc.* (a)	488,950	19,078,829
Teleflex, Inc. (a)	341,700	20,823,198

		39,902,027
Health Care Providers & Services 5.6%
Amedisys, Inc.* (a)	366,702	21,140,370
AmSurg Corp.* (a)	885,779	18,300,194
Healthspring, Inc.*	1,226,900	22,587,229
LifePoint Hospitals, Inc.*	659,950	20,128,475
MEDNAX, Inc.* (a)	362,450	19,391,075
Owens & Minor, Inc. (a)	431,850	19,282,103

		120,829,446
Life Sciences Tools & Services 2.0%
Mettler-Toledo International, Inc.* (a)	199,600	19,842,236
PerkinElmer, Inc.	1,020,950	22,675,299

		42,517,535
Industrials 16.4%
Aerospace & Defense 2.1%
Curtiss-Wright Corp. (a)	675,075	21,636,154
Esterline Technologies Corp.* (a)	541,750	22,293,012

		43,929,166
Building Products 1.0%
Ameron International Corp. (a)	313,740	21,607,274
Commercial Services & Supplies 1.7%
RINO International Corp.* (a)	716,742	14,485,356
The Brink's Co.	875,275	22,302,007

		36,787,363
Construction & Engineering 1.9%
EMCOR Group, Inc.* (a)	853,550	19,648,721
Tutor Perini Corp.* (a)	1,076,182	21,276,118

		40,924,839
Electrical Equipment 2.9%
EnerSys*	1,054,700	24,036,613
General Cable Corp.* (a)	694,000	16,954,420
Regal-Beloit Corp. (a)	353,150	19,924,723

		60,915,756
Machinery 2.0%
Barnes Group, Inc. (a)	1,351,175	21,699,870
Gardner Denver, Inc. (a)	505,300	22,036,133

		43,736,003
Marine 1.0%
Diana Shipping, Inc.* (a)	1,508,050	20,976,976
Professional Services 1.0%
Kelly Services, Inc. "A"* (a)	1,383,650	21,764,815
Road & Rail 1.8%
Genesee & Wyoming, Inc. "A"* (a)	693,675	22,093,549
Ryder System, Inc. (a)	450,125	15,884,911

		37,978,460
Trading Companies & Distributors 1.0%
GATX Corp. (a)	778,500	20,747,025
Information Technology 12.5%
Communications Equipment 1.9%
CommScope, Inc.* (a)	769,550	19,615,829
Plantronics, Inc. (a)	773,125	21,979,944

		41,595,773
Computers & Peripherals 2.0%
Lexmark International, Inc. "A"* (a)	622,800	20,994,588
Synaptics, Inc.* (a)	842,875	22,504,762

		43,499,350
Electronic Equipment, Instruments & Components 2.8%
Anixter International, Inc.* (a)	493,650	20,604,951
Jabil Circuit, Inc.	1,400,550	21,246,344
Park Electrochemical Corp. (a)	652,345	17,730,737

		59,582,032
IT Services 1.8%
CACI International, Inc. "A"* (a)	432,800	21,449,568
DST Systems, Inc.* (a)	454,900	17,481,807

		38,931,375
Semiconductors & Semiconductor Equipment 1.0%
Microsemi Corp.* (a)	1,355,450	21,023,030
Software 3.0%
Jack Henry & Associates, Inc. (a)	936,452	21,145,086
Net 1 UEPS Technologies, Inc.* (a)	1,149,305	20,285,233
Sybase, Inc.* (a)	499,950	22,192,781

		63,623,100
Materials 7.0%
Chemicals 3.0%
OM Group, Inc.* (a)	636,125	21,895,422
RPM International, Inc.	1,098,100	21,138,425
Scotts Miracle-Gro Co. "A"	557,700	21,778,185

		64,812,032
Metals & Mining 4.0%
Gammon Gold, Inc.*	2,341,675	22,831,331
Pan American Silver Corp. (a)	945,975	20,338,462
Reliance Steel & Aluminum Co. (a)	413,325	18,326,831
Thompson Creek Metals Co., Inc.*	1,684,125	23,156,719

		84,653,343
Telecommunication Services 1.0%
Diversified Telecommunication Services
Iowa Telecommunications Services, Inc. (a)	1,320,200	21,321,230
Utilities 5.8%
Electric Utilities 2.8%
ALLETE, Inc. (a)	659,100	20,728,695
IDACORP, Inc. (a)	687,311	22,701,882
NV Energy, Inc.	1,491,625	16,571,954

		60,002,531
Multi-Utilities 3.0%
Integrys Energy Group, Inc. (a)	509,050	22,438,924
TECO Energy, Inc.	1,338,700	20,522,271
Vectren Corp. (a)	850,125	19,765,406

		62,726,601

Total Common Stocks (Cost $1,736,896,276)		2,051,367,253
Closed-End Investment Company 1.1%
Apollo Investment Corp. (Cost $21,538,465)	1,972,575	23,000,224
Securities Lending Collateral 25.9%
Daily Assets Fund Institutional, 0.18% (c) (d) (Cost $555,107,469)	555,107,469	555,107,469
Cash Equivalents 2.6%
Central Cash Management Fund, 0.21% (c) (Cost $56,527,307)	56,527,307	56,527,307

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,370,069,517) †	125.5	2,686,002,253
Other Assets and Liabilities, Net	(25.5)	(545,872,607)

Net Assets	100.0	2,140,129,646

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $2,380,943,211.  At February 28, 2010, net unrealized appreciation for all securities based on tax cost was $305,059,042.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $392,089,132 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $87,030,090.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2010 amounted to $540,265,652 which is 25.2% of net assets.
(b)
Affiliated Issuer.  An Affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities.  A summary of the Fund's transactions during the three months ended February 28, 2010, with companies which are or were affiliates is as follows:

Affiliate	Value ($) at 11/30/2009	Purchase Cost ($)	Sales Cost (s)	Realized Gain/Loss ($)	Dividend Income ($)	Shares at 2/28/2010	Value ($) at 2/28/2010
JAKKS Pacific, Inc.	16,900,281	5,221,128	—	—	—	1,847,705	22,819,157

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$2,051,367,253	$—	$—	$2,051,367,253
Closed-End Investment Company	23,000,224	—	—	23,000,224
Short-Term Investments(e)	611,634,776	—	—	611,634,776
Total	$2,686,002,253	$—	$—	$2,686,002,253

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 23, 2010